Stockholders' Equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 15, 2014	Dec. 31, 2013
Equity [Abstract]
Common stock, shares authorized	300,000,000
Common stock par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued	102,379,935	102,379,935	102,379,935	102,100,000
Common stock, shares outstanding	102,379,935	102,379,935	102,379,935	102,100,000
Percentage of tax profit for general reserve	10.00%
Minimum percentage of paid in capital	50.00%